OTHER OPERATING INCOME (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OTHER OPERATING INCOME
Administration and management fees received			$ 12,458
Other income		$ 133,519	81,673
Other operating income	$ 499,300	$ 133,519	$ 94,131